Non-current and current financial debts - Additional information (Details)				1 Months Ended	12 Months Ended
	Sep. 23, 2019 USD ($)	Apr. 02, 2019 USD ($)	Mar. 06, 2019 USD ($) extension	Feb. 28, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Interest expense					$ 81,000,000	$ 10,000,000	$ 12,000,000
Financial debts					3,479,000,000	47,000,000
Write-off of deferred debt issuance cost	$ 4,000,000				4,000,000	0	$ 0
Derivative liabilities, net					(15,000,000)
Gains on change in fair value of derivatives					1,000,000	0
Losses on change in fair value of derivatives					16,000,000
Current financial debts					$ 261,000,000	$ 47,000,000
Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					2.90%	17.40%
Bridge facility [member]
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 1,500,000,000
Borrowings, number of extension options | extension			2
Borrowings, extension term			180 days
Borrowings, term			364 days
Facility A [member]
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 500,000,000
Borrowings, term			3 years
Facility B [member]
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 800,000,000
Borrowings, term			5 years
Facility C [member]
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 400,000,000
Borrowings, term			5 years
Revolving facility [member]
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 1,000,000,000.0
Borrowings, term			5 years
Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount	2,000,000,000.0
Bridge and other term loans [member]
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings		$ 3,200,000,000
Senior notes due 2026 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500,000,000
Borrowings, issuance percentage	99.50%
Borrowings, interest rate	2.75%
Senior notes due 2029 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,000,000,000.0
Borrowings, issuance percentage	99.60%
Borrowings, interest rate	3.00%
Senior notes due 2049 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500,000,000
Borrowings, issuance percentage	99.80%
Borrowings, interest rate	3.80%
Local bilateral facilities [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, term				1 year
Financial debts				$ 300,000,000
Local bilateral facilities, japan [member]
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities					$ 35,000,000
Financial debts				$ 200,000,000
Other short-term financial debts [member]
Disclosure of detailed information about borrowings [line items]
Current financial debts					$ 29,000,000	$ 15,000,000
Borrowings discount [Member] | Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Financial debts	$ 7,000,000.0
Debt issuance costs [Member]
Disclosure of detailed information about borrowings [line items]
Financial debts	$ (15,000,000)